INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 33,502	$ 32,119
Additions for tax positions related to the current year	10,839	2,380
Reductions for tax positions from prior years/statute of limitations expirations	(5,301)	(388)
Foreign exchange loss (gain)	466
Foreign exchange loss (gain)		(609)
Balance at end of the period	$ 39,506	$ 33,502